Information by segment - Summary of Segment Disclosure for Company's Consolidated Operations Narrative (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenues	$ 279,793	$ 245,088	$ 226,740
Total assets	307,986	273,520	277,995
Total liabilities	157,445	139,815	146,119
Gains (losses) on disposals of non-current assets	137	93	250
Mexico and Central America
Disclosure of operating segments [line items]
Total revenues	166,996	149,362	131,002
Total assets	187,417	168,011	172,711
Total liabilities	118,616	104,898	113,554
South America
Disclosure of operating segments [line items]
Total revenues	112,797	95,726	95,738
Total assets	120,569	105,509	105,284
Total liabilities	38,829	34,917	32,565
Mexico | Mexico and Central America
Disclosure of operating segments [line items]
Total revenues	135,906	122,615	106,911
Total assets	159,498	146,253	152,236
Total liabilities	109,855	98,652	108,073
Brazil | South America
Disclosure of operating segments [line items]
Total revenues	74,126	66,963	63,944
Total assets	83,899	77,513	77,026
Total liabilities	26,629	26,571	24,003
Colombia | South America
Disclosure of operating segments [line items]
Total revenues	20,995	17,680	16,799
Total assets	19,835	17,753	14,607
Total liabilities	6,150	5,337	3,902
Argentina | South America
Disclosure of operating segments [line items]
Total revenues	12,557	6,668	10,917
Total assets	9,324	4,304	7,344
Total liabilities	3,677	1,456	2,378
Uruguay | South America
Disclosure of operating segments [line items]
Total revenues	5,119	4,415	4,078
Total assets	7,511	5,939	6,307
Total liabilities	$ 2,374	$ 1,553	$ 2,282